Document and Entity Information	Aug. 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001868726
Document Type	8-K
Document Period End Date	Aug. 20, 2025
Entity Registrant Name	Olaplex Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40860
Entity Tax Identification Number	87-1242679
Entity Address, Address Line One	432 Park Avenue South
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(310)
Local Phone Number	691-0776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	OLPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false